Commitments and Contingencies - Legal Proceedings (Details) $ in Millions				3 Months Ended	12 Months Ended
	Apr. 29, 2022	Jul. 16, 2018 USD ($) item director	Dec. 07, 2011 item director	Mar. 31, 2022 USD ($) item director	Dec. 31, 2021 USD ($) item director	Dec. 31, 2020	Jan. 06, 2022 director
Series B 9.375% redeemable preferred stock
Repurchase reserve
Preferred stock, dividend rate (as a percent)	9.375%		9.375%	9.375%	9.375%	9.375%
Number of additional directors to be elected by Preferred shareholders					2
Number of directors elected by Preferred shareholders				2			0
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item				3	3
Dividend amount required to be paid by company in three quarterly payments | $				$ 1.2	$ 1.2
Series C 9.125% redeemable preferred stock
Repurchase reserve
Preferred stock, dividend rate (as a percent)	9.125%		9.125%	9.125%	9.125%	9.125%
Curtis J. Timm
Repurchase reserve
Preferred B stock approval percentage		66.67%
Curtis J. Timm | Series B and C Preferred Stock
Repurchase reserve
Number of additional directors to be elected by Preferred shareholders			2
Number of directors elected by Preferred shareholders			2
Number of quarterly dividend payments sought for Preferred shareholders | item			2
Curtis J. Timm | Series B 9.375% redeemable preferred stock
Repurchase reserve
Number of additional directors to be elected by Preferred shareholders		2
Number of directors elected by Preferred shareholders		2					0
Number of days within which special election for election of directors to be held		60 days
Number of quarterly dividends payments granted under judgement for Preferred shareholders | item		3
Dividend amount required to be paid by company in three quarterly payments | $		$ 1.2